Expense Example {- Consumer Staples Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Consumer Staples Portfolio - VIP Consumer Staples Portfolio-Initial VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835